Significant mergers and acquisitions, investments and dispositions - Acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Other acquisitions
Goodwill	¥ 247,378		¥ 255,501	¥ 259,679	$ 35,862
Total purchase price is comprised of:
- cash consideration	1,503		612	2,325
Gain (loss) recognized in relation to revaluation of previously held equity interests	(99)	$ (14)	628	0
Other acquisitions, summarized
Other acquisitions
Net assets (liabilities)	406		(461)	28
Identifiable intangible assets	408		1,544	602
Deferred tax assets	27		1	0
Deferred tax liabilities	(64)		(382)	(199)
Subtotal	777		702	431
Noncontrolling interests and mezzanine equity	(824)		(587)	(98)
Net identifiable assets (liabilities)	(47)		115	333
Goodwill	2,297		4,899	1,782
Total purchase consideration	2,250		5,014	2,115
Fair value of previously held equity interests	(731)		(1,555)	0
Purchase consideration settled	(1,456)		(1,564)	(2,038)
Deferred consideration as of year end	63		1,895	77
Total purchase price is comprised of:
- cash consideration	1,519		2,549	2,115
- fair value of previously held equity interests	731		1,555	0
- others	0		910	0
Total	2,250		5,014	2,115
Gain (loss) recognized in relation to revaluation of previously held equity interests	¥ (99)		¥ 628	¥ 0